Leases - Summary of Lessee Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases, Operating [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Right-of-use assets	$ 7,946	$ 9,356
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Lease liabilities, current	$ 3,793	$ 3,508
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities
Lease liabilities, noncurrent	$ 16,104	$ 19,882